Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021
Schedule of allowance for doubtful accounts [Abstract]
Balance beginning
Addition	6,892
Balance ending	6,892
Balance as of June 30, 2021	¥ 6,892	¥ 6,892